(11) Stockholders' Equity (Details Narrative) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	16,554,455	16,554,455	7,950,000
Common stock, shares outstanding	16,554,455	16,554,455	7,950,000